Commissions and expenses	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Commissions and expenses
14 Commissions and expenses

	2020	2019	2018
Commissions	2,283	2,423	2,445
Employee expenses	1,995	2,149	2,061
Administration expenses	1,593	1,537	1,477
Deferred expenses	(741)	(832)	(831)
Amortization of deferred expenses	767	755	928
Amortization of VOBA and future servicing rights	87	120	144
Total	5,983	6,153	6,224

Included in administration expenses:
Depreciation of equipment, software and real estate held for own use	101	87	80

Employee expenses	2020	2019	2018
Salaries	1,316	1,321	1,261
Post-employment benefit costs	199	287	277
Social security charges	125	127	120
Other personnel costs	318	378	367
Shares	37	36	36
Total	1,995	2,149	2,061

Included in employee expenses:
Defined contribution expenses	36	43	44

Long Term Incentive Plans
Selected senior employees within Aegon, who have not been classified as ‘Material Risk Takers’, can be granted the conditional right to receive Aegon shares at the start of a performance year. The grant price for these shares is equal to the volume weighted average price (VWAP) on the Euronext stock exchange in Amsterdam during the period between December 15 preceding a plan year and January 15 of a plan year. The actual allocation of these shares to eligible employees depends on Aegon Group performance, the employee’s unit performance and individual performance on predefined financial and non-financial performance indicators and targets, as well as the continued employment of the employee.
Once allocated, the shares are deferred and cliff-vest two years after allocation as soon as the Integrated Annual Report has been adopted by the shareholders at the Annual General Meeting in the last deferral year. Employees are not eligible to receive dividend during the deferral period. In specific circumstances Aegon’s Supervisory Board can reclaim variable compensation that has already been allocated (but still unvested) or vested (claw back).
Variable Compensation Material Risk Takers
Members of the Executive Board and the Management Board as well as other senior employees are classified as ‘Material Risk Takers’ in accordance with the Solvency II Legal Framework (up to 2018 these employees were classified as ‘Identified Staff’ in accordance with Capital Requirements Directives). In line with these rules, variable compensation for Material Risk Takers is partially paid out directly after allocation in cash and partly in Aegon shares. These shares are deferred and cliff-vest three years after allocation as soon as the Integrated Annual Report has been adopted by the shareholders at the Annual General Meeting in the last deferral year. The shares are conditionally granted at the start of the performance year. The grant price of these shares is equal to the volume weighted average price (VWAP) on the Euronext stock exchange in Amsterdam during the period between December 15 preceding a plan year and January 15 of the plan year. The actual allocation of these shares to eligible employees depends on Aegon Group performance, the employee’s unit performance and individual performance against predefined financial and non-financial performance indicators and targets, as well as the continued employment of the employee.
Before allocation and vesting, the Supervisory Board can decide to adjust an award downwards based on the annual ex-ante and ex-post risk assessments respectively, which takes into account significant and exceptional circumstances which were not (sufficiently) reflected in the initial performance assessment. Employees are not eligible to receive dividend during the deferral period.
For the Members of the Executive Board, the shares are subject to an additional holding period of two years. During this holding period it is not allowed to sell the vested shares, with the exception of shares withheld or sold to cover for the payment of any applicable taxes, social security premiums and possible other deductions by the government due for which the Company holds a withholding obligation in connection with the vesting of the shares. In specific circumstances Aegon’s Supervisory Board can reclaim variable compensation that has already vested (claw back).
Shares as Fixed Compensation
Selected members of the Management Board as well as other senior employees receive part of their fixed compensation in Aegon shares each pay round, next to receiving fixed compensation in cash. The grant price of these shares is equal to the volume weighted average price (VWAP) on the Euronext stock exchange in Amsterdam during the period between December 15 preceding a plan year and January 15 of the plan year. Once allocated these shares are unconditional and do not depend on the continued employment of the employee. However, the shares are deferred and cliff-vest three years after allocation as soon as the Integrated Annual Report has been adopted by the shareholders at the Annual General Meeting in the last deferral year. Employees are not eligible to receive dividend during the deferral period.
Shares as part of a Sign-on Arrangement
Employees may be offered a sign-on arrangement when joining Aegon, including the allocation of Aegon shares, within the applicable rules and regulations. Once allocated these shares depend on the continued employment of the employee. These shares are deferred and typically cliff-vest after one, two or three years after allocation as soon as the Integrated Annual Report has been adopted by the shareholders at the Annual General Meeting in the last deferral year. Employees are not eligible to receive dividend during the deferral period.
The following overview contains the cumulative number of shares and their status in relation to active Long Term Incentive Plans, variable compensation allocated to Material Risk Takers, shares allocated as fixed compensation and shares allocated as part of a sign-on arrangement.

Number of shares per plan year

	2016	2017	2018	2019	2020	Total
Conditionally granted 1)	6,809,814	6,722,418	6,513,984	7,378,113	8,381,086	35,805,415
Allocated 2)	7,155,420	7,461,564	6,123,546	6,761,360		27,501,890
1	The at target number of shares which were conditionally granted for the plan year.
2	The allocated number of shares based on the actual performance during the plan year.
Number of shares per plan year

	2016	2017	2018	2019	2020	Total
Unvested at January 1, 2019	6,243,971	7,244,231	6,680,355	-	-	20,168,557
Conditionally granted as variable compensation 1)	-	-	-	7,378,113	-	7,378,113
Allocated 2)	22,580	30,730	(390,438)	958,501	-	621,373
Forfeited	(44,746)	(331,606)	(169,383)	-	-	(545,735)
Vested	(2,530,968)	(426,360)	(457,079)	(6,600)	-	(3,421,007)
Unvested at December 31, 2019	3,690,837	6,516,995	5,663,455	8,330,014	-	24,201,301
Conditionally granted as variable compensation 1)	-	-	-	-	8,381,086	8,381,086
Allocated 2)	-	4,436	38,502	(616,753)	954,850	381,035
Forfeited	(10,376)	(55,039)	(199,587)	(94,970)	(17,644)	(377,616)
Vested	(3,680,461)	(2,604,178)	(250,819)	(277,523)	(66,526)	(6,879,507)
Unvested at December 31, 2020	-	3,862,214	5,251,551	7,340,768	9,251,766	25,706,299

Grant price (in EUR) 3)	5.128	5.246	5.405	4.162	4.083

	3.990 to	4.040 to	4.143 to	2.741 to	1.794 to
Fair value of shares at grant date (in EUR) 4)	4.898	4.933	5.054	3.737	3.796
1	The at target number of shares which were conditionally granted as variable compensation for the plan year.
2
Shares allocated in the same year are a combination of shares allocated as fixed compensation and sign-on shares which have been allocated during that year (e.g. the 958,501 shares allocated during the calendar year 2019 in relation to the 2019 plan year). Shares allocated during a calendar year in relation to the previous plan year concerns the difference between the conditionally granted shares for that plan year and the actual number of shares which have been allocated (e.g. the -390,438 share correction during 2019 for the 2018 plan year). This number can therefore be positive or negative. Shares allocated during a calendar year in relation to earlier plan years are backdated corrections to the administration (e.g. during 2019 a correction of 30,760 shares was made to the 2017 plan year).

3
This is the volume weighted average price (VWAP) of Aegon on the Euronext Amsterdam stock exchange for the period December 15 to January 15. For instance for the 2020 plan year, this is the VWAP for the period December 15, 2019 to January 15, 2020.

4
These fair values were adjusted for expected dividend (for which the participants are not eligible during the deferral period) and for the impact of relative total shareholder return as performance indicator for variable compensation (where applicable). The fair values for sign-on shares differed from the other shares when the commencement date was after January 2.

Aegon applies a net settlement option for participants in order to meet their income tax obligations when their shares vest. This means that Aegon will not sell shares on the market, but hold these shares within Aegon and settle directly with the tax authorities in cash rather than selling shares first.
Refer to the Remuneration Report for detailed information on conditional shares granted to the Executive Board.

Aegon N.V [member]
Statement [LineItems]
Commissions and expenses	5 Commissions and expenses

	2020	2019
Employee expenses	86	88
Administration expenses	58	77
Cost sharing to group companies	(72)	(91)
Total	71	74